Consolidated statements of changes in equity - CAD ($) $ in Millions	Total	TOTAL	SHARES PREFERRED SHARES	SHARES COMMON SHARES	CONTRI-BUTED SURPLUS	ACCUM-ULATED OTHER COMPRE-HENSIVE INCOME (LOSS)	DEFICIT	NON-CONTROL-LING INTEREST
Balance at beginning of period (As previously reported) at Dec. 31, 2018	$ 20,689	$ 20,363	$ 4,004	$ 20,036	$ 1,170	$ 90	$ (4,937)	$ 326
Net earnings	1,608	1,577					1,577	31
Other comprehensive income (loss)	(386)	(383)				(64)	(319)	(3)
Total comprehensive income	1,222	1,194				(64)	1,258	28
Common shares issued under employee stock option plan	64	64		67	(3)
Common shares issued under employee savings plan (ESP)	40	40		40
Other share-based compensation	3	3		1	(2)		4
Dividends declared on BCE common and preferred shares	(1,501)	(1,501)					(1,501)
Dividends declared by subsidiaries to non-controlling interest	(39)							(39)
Settlement of cash flow hedges transferred to the cost basis of hedged items	(12)	(12)				(12)
Other	15							15
Balance at end of period at Jun. 30, 2019	20,461	20,132	4,004	20,144	1,165	14	(5,195)	329
Balance at beginning of period (As previously reported) at Dec. 31, 2019	21,408	21,074	4,004	20,363	1,178	161	(4,632)	334
Balance at beginning of period at Dec. 31, 2019	21,408
Net earnings	1,027	989					989	38
Other comprehensive income (loss)	343	341				231	110	2
Total comprehensive income	1,370	1,330				231	1,099	40
Common shares issued under employee stock option plan	22	22		23	(1)
Other share-based compensation	(53)	(53)		0	(22)		(31)
Dividends declared on BCE common and preferred shares	(1,578)	(1,578)					(1,578)
Dividends declared by subsidiaries to non-controlling interest	(26)							(26)
Settlement of cash flow hedges transferred to the cost basis of hedged items	(6)	(6)				(6)
Balance at end of period at Jun. 30, 2020	$ 21,137	$ 20,789	$ 4,004	$ 20,386	$ 1,155	$ 386	$ (5,142)	$ 348